Bank overdrafts and short-term borrowings - Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Bank overdrafts	5.50%	4.13%
Borrowings	3.90%	2.55%